Reclamation Bonds (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Reclamation bonds		$ 3,499,646		$ 2,122,559
USD [Member]
Statement Line Items [Line Items]
Reclamation bonds	$ 2,747,965		$ 1,634,040